                                   [GRAPHIC]


[GRAPHIC]
                                   Smith Barney
                                   Aggressive Growth
                                   Fund Inc.

                                   ---------------------------------------------
                                   SEMI-ANNUAL REPORT
                                   ---------------------------------------------

                                   February 28, 1998


                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.(SM)

Smith Barney Aggressive Growth Fund Inc.
================================================================================

     The Smith Barney Aggressive Growth Fund Inc. seeks capital appreciation through investment primarily in common stocks of companies that the investment advisor believes are experiencing, or have the potential to experience, growth in earnings that exceeds the average growth rate of companies with securities included in the S&P 500 Index. They are often small- or medium-sized companies that stand to benefit from new products or services, technological developments or changes in management.

Smith Barney Aggressive Growth Fund Inc.
Average Annual Total Returns
February 28, 1998

                                               Without Sales Charges*
                                  ----------------------------------------------
                                  Class A          Class B             Class C
================================================================================
Six-Month+                          9.08%            8.62%               8.68%
--------------------------------------------------------------------------------
One-Year                           33.95            32.86               32.94
--------------------------------------------------------------------------------
Five-Year                          21.05            20.11                 N/A
--------------------------------------------------------------------------------
Ten-Year                           16.79              N/A                 N/A
--------------------------------------------------------------------------------
Since Inception++                  15.12            18.71               20.21
================================================================================

                                                With Sales Charges**
                                  ----------------------------------------------
                                  Class A          Class B             Class C
================================================================================
Six-Month+                          3.63%            3.62%               7.68%
--------------------------------------------------------------------------------
One-Year                           27.26            27.86               31.94
--------------------------------------------------------------------------------
Five-Year                          19.81            20.02                 N/A
--------------------------------------------------------------------------------
Ten-Year                           16.19              N/A                 N/A
--------------------------------------------------------------------------------
Since Inception++                  14.70            18.71               20.21
================================================================================

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
+ Total return is not annualized, as it may not be representative of the total return for the year.
++ Inception dates for Class A, B and C shares are October 24, 1983, November 6, 1992 and May 13, 1993, respectively.

================================================================================
FUND HIGHLIGHT
================================================================================

The Smith Barney Aggressive Growth Fund remains committed to generating above-average returns for our shareholders. One important by-product of our long-term, low-turnover investing approach is the potential to achieve superior after-tax returns for our investors. We are strong believers in the philosophy behind the expression, "it's not what you make, but what you keep that counts."


================================================================================
NASDAQ SYMBOL
================================================================================

               Class A                                SHRAX
               Class B                                SAGBX
               Class C                                SAGCX


================================================================================
WHAT'S INSIDE
================================================================================
Shareholder Letter ............................................................1

Historical Performance.........................................................4

Smith Barney Aggressive Growth Fund Inc.
at a Glance....................................................................7

Schedule of Investments........................................................8

Statement of Assets and Liabilities...........................................11

Statement of Operations.......................................................12

Statements of Changes in Net Assets...........................................13

Notes to Financial Statements.................................................14

Financial Highlights..........................................................17

================================================================================
Shareholder Letter
================================================================================



[PHOTO]                                           [PHOTO]

HEATH B.                                          RICHARD A.
MCLENDON                                          FREEMAN

Chairman                                          Vice President and
                                                  Investment Officer


Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Aggressive Growth Fund Inc. ("Fund") for the six months ended February 28, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Fund Performance

For the six months ended February 28, 1998, the Fund had a total return of 9.08%, 8.62% and 8.68% for its Class A, B and C shares, respectively without sales charges. During the period under review, the Russell 2500 Growth Index* and the Value Line Composite Index-Geometric** returned 5.54% and 8.29%, respectively. The following table shows how the Fund's Class A shares performance compares based on calendar year results to the Russell 2500 Growth Index and its Lipper Analytical Services, Inc.+ capital appreciation peer group average as of December 31, 1997.

                    Smith Barney Aggressive Growth Fund Inc.
             Class A Shares Historical Performance (as of 12/31/97)

                                1 Year       3 Year       5 year       10 Year
--------------------------------------------------------------------------------
Aggressive Growth Fund          28.55%       21.48%       16.40%       16.31%
--------------------------------------------------------------------------------
Russell 2500
Growth Index                    14.76%       20.82%       14.32%       15.13%
--------------------------------------------------------------------------------
Lipper Capital
Appreciation Peer
Group Average                   19.86%       21.94%       15.41%       15.00%
--------------------------------------------------------------------------------

Market Overview

Although the stock market finished higher than it began during the reporting period, greater levels of volatility characterized the period under review. In the past several years, investors have displayed a decided preference for the shares of large-capitalization companies. However, a brief period of outperformance for small- and mid-capitalization stocks versus large-capitalization stocks occurred from May into September. (Market capitalization is the market value of a company's outstanding shares of common stock determined by the number of shares outstanding multiplied by the share price.)

While the U.S. economy continued to perform almost flawlessly and was marked by low rates of inflation, strong economic growth and robust corporate profits, events in Asia began to cast an ominous pall over worldwide stock markets as the summer drew to a close. Dramatic declines in many Asian currencies contributed to sharp declines in their respective stock markets, fueling an overall decrease in wealth and contraction of Asian economic activity. The Asian "contagion" had a domino effect on other world stock markets with the pervasive fear that companies that sell a portion of their goods to Asia would experience a slowdown in their own businesses.

For the first time since 1990, the U.S. stock market, as represented by the S&P 500 Index, sustained a greater than 10% correction culminating in a 7% one day drop in October. (The S&P 500 Index is a


-----------
* Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
** The Value Line Composite Index is composed of the 1,700 stocks tracked by the Value Line Investment Survey.
+ Lipper Analytical Services, Inc. is a major independent fund-tracking organization.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       1
capitalization-weighted measure of 500 widely held common stocks.) This was the fourth such significant decline experienced by smaller company stocks since 1994. Following the stock market lows in late October, the divergence in performance between large- and small-company stocks returned as investors again gravitated toward large-company stocks even though their earnings in many cases were more vulnerable to the fallout from Asia than many pure domestic small-cap companies.

One positive ramification for the U.S. from the crisis in Asian has been a decline in interest rates, inflation and import prices. In addition, the Federal Reserve Board's ("Fed") monetary policy and its previous bias toward tightening has shifted to neutral as some Fed members have expressed concerns that the U.S. economy could be negatively impacted by the situation in Asia.

Investment Strategy

The Fund's strategy continues to be to invest in young, innovative companies in dynamic industries that we believe have the potential to generate above-average growth in earnings and/or cash flow over a three-to-five year period. Ideally, this growth should come smoothly, immediately and predictably. However, investing in these kinds of young and innovative companies often means growth does not necessarily proceed in a straightline. Nevertheless, if these relatively new and dynamic companies are able to generate above-average earnings growth and sell at a reasonable multiple of those earnings, they usually remain a Fund holding.

Traditionally, our holdings reinvest significant sums of capital back into their businesses, with research and development spending often a meaningful percentage of revenues. In addition, we also tend to favor companies that keep their product lines fresh. While investment spending may at times hold back the near-term earnings of these types of companies, we believe it is a necessary strategy to drive their long-term growth rates. Moreover, we prefer to own companies whose management teams are given incentive through the performance of their stock. When the stock underperforms, we want management to be as concerned as we are. In addition, while large stock holdings by management do not guarantee rising stock prices, we believe it does increase the likelihood that management will take remedial steps to improve the price of the stock if they have a big ownership stake.

Market Outlook

Three important factors continue to positively affect the U.S. stock market:

     o    Low interest rates

     o    Continued positive inflows into mutual funds

     o    Intense merger and stock buyback activity

For the first time in a generation, Washington, D.C. is forecasting a budget surplus. Years of uninterrupted economic growth leading to a low rate of unemployment (contributing to smaller government transfer payments) is one factor leading to the improved budgetary condition. Another factor is the significant increase in capital gains generated by the high level of the stock market and cash merger activity. The decline in the maximum rate on long-term capital gains from 28% to 20% last summer has made some investors less reluctant to sell their holdings given the more favorable tax treatments. Moreover, we believe that stock buybacks and merger activity are even more important factors behind the market's incredible climb than the publicized inflow of large sums of money into mutual funds.

The Fund remains committed to generating above-average returns for our shareholders. One important by-product of our long-term, low-turnover investing approach is the potential to achieve superior after-tax returns for our investors. We are strong believers in the philosophy behind the expression, "it's not what you make, but what you keep that counts."

During the reporting period, we added to our positions in Amgen (biotechnology company), Netscape (internet software company), Excel Technology (commercial laser



--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders
technologies company), and EVI (oil field service equipment company). We sold Computervision and Technologies Modelling Associates, two technology companies, following their acceptances of takeover offers.

We also sold our positions in Gulfmark Offshore (energy company), Synaptic Pharmaceuticals (biotechnology company), Dennison International (hydraulics manufacturing company) and Metra Biosystems (biotechnology company). We tendered our Tele-Communications Inc. stock receiving shares in TCI Ventures for about 1/3 of our shares. Following a couple of years of underperformance, when investors shunned the stocks of cable television operators, the group has now reached all-time highs. Strong growth in cash flows, exciting new revenue streams and a business unencumbered by worries over Asia turned the shares from "value" investments into strong growth stocks once again.

While overall corporate earnings may come under some pressure because of weak business conditions in Asia, those companies that are able to report favorable relative earnings will likely see their P/E ratios rise in an environment of low inflation and low interest rates. (The P/E ratio, or price-to-earnings ratio, is a common method used by investors to determine a stock's relative value. The P/E ratio compares a stock's price to its earnings per share.) We believe that the Fund is well positioned to benefit from these expected conditions.

In closing, thank you for your confidence in our investment approach. We look forward to helping you pursue your financial goals in the year ahead.


Sincerely,


/s/ Heath B. McLendon               /s/ Richard A. Freeman

Heath B. McLendon                   Richard A. Freeman
Chairman                            Vice President and
                                    Investment Officer

March 24, 1998


================================================================================
Top Ten Holdings*                                        As of February 28, 1998
================================================================================
  1.  Intel Corp.                                                          10.3%
--------------------------------------------------------------------------------
  2.  Tyco International Ltd.                                               9.6
--------------------------------------------------------------------------------
  3.  Quantum Corp.                                                         5.7
--------------------------------------------------------------------------------
  4.  Forest Laboratories Inc., Class A Shares                              5.6
--------------------------------------------------------------------------------
  5.  CBS Corp.                                                             5.5
--------------------------------------------------------------------------------
  6.  EVI, Inc.                                                             5.5
--------------------------------------------------------------------------------
  7.  Lehman Brothers Holdings Inc.                                         5.3
--------------------------------------------------------------------------------
  8.  United Healthcare Corp.                                               4.8
--------------------------------------------------------------------------------
  9.  IDEC Pharmaceuticals Corp.                                            3.8
--------------------------------------------------------------------------------
  10. Genzyme Corp.-- General Division                                      3.8
--------------------------------------------------------------------------------

* As a percentage of total common stock.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       3

================================================================================
Historical Performance -- Class A Shares
================================================================================

                                       Net Asset Value
                                ----------------------------
                                Beginning             End                   Income                Capital Gain              Total
Period Ended                    of Period          of Period               Dividends              Distributions           Returns(1)
====================================================================================================================================
2/28/98                           $41.80             $43.43                  $0.00                   $1.96                  9.08%+
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                            28.76              41.80                   0.00                    0.81                 49.11
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                            33.53              28.76                   0.00                    2.37                 (7.44)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                            26.76              33.53                   0.00                    1.37                 31.95
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                            23.59              26.76                   0.00                    0.00                 13.44
------------------------------------------------------------------------------------------------------------------------------------
8/31/93                            18.94              23.59                   0.00                    0.00                 24.55
------------------------------------------------------------------------------------------------------------------------------------
8/31/92                            20.12              18.94                   0.00                    0.76                 (2.42)
------------------------------------------------------------------------------------------------------------------------------------
8/31/91                            16.16              20.12                   0.00                    0.94                 31.97
------------------------------------------------------------------------------------------------------------------------------------
8/31/90                            19.25              16.16                   0.02                    2.03                 (6.38)
------------------------------------------------------------------------------------------------------------------------------------
8/31/89                            13.68              19.25                   0.00                    0.43                 44.97
------------------------------------------------------------------------------------------------------------------------------------
8/31/88                            21.63              13.68                   0.00                    2.47                (24.40)
====================================================================================================================================
    Total                                                                    $0.02                  $13.14
====================================================================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                                       Net Asset Value
                                ----------------------------
                                Beginning             End                   Income                Capital Gain              Total
Period Ended                    of Period          of Period               Dividends              Distributions           Returns(1)
====================================================================================================================================
2/28/98                           $40.17                 $41.47              $0.00                  $1.96                   8.62%+
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                            27.88                  40.17               0.00                   0.81                  47.94
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                            32.82                  27.88               0.00                   2.37                  (8.16)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                            26.42                  32.82               0.00                   1.37                  30.93
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                            23.46                  26.42               0.00                   0.00                  12.62
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/93               20.52                  23.46               0.00                   0.00                  14.33+
====================================================================================================================================
    Total                                                                    $0.00                  $6.51
====================================================================================================================================

================================================================================
Historical Performance -- Class C Shares
================================================================================

                                       Net Asset Value
                                ----------------------------
                                Beginning             End                   Income                Capital Gain              Total
Period Ended                    of Period          of Period               Dividends              Distributions           Returns(1)
====================================================================================================================================
2/28/98                           $40.22             $41.55                  $0.00                  $1.96                   8.68%+
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                            27.91              40.22                   0.00                   0.81                  47.97
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                            32.84              27.91                   0.00                   2.37                  (8.12)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                            26.42              32.84                   0.00                   1.37                  31.01
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                            23.47              26.42                   0.00                   0.00                  12.57
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/93               21.14              23.47                   0.00                   0.00                  11.02+
====================================================================================================================================
    Total                                                                    $0.00                  $6.51
====================================================================================================================================


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

================================================================================
Historical Performance -- Class Y Shares
================================================================================

                                       Net Asset Value
                                ----------------------------
                                Beginning             End                   Income                Capital Gain              Total
Period Ended                    of Period          of Period               Dividends              Distributions           Returns(1)
====================================================================================================================================
2/28/98                           $42.07             $43.80                  $0.00                  $1.96                   9.27%+
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                            28.84              42.07                   0.00                   0.81                  49.64
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/96               31.86              28.84                   0.00                   2.37                 (10.13)+++
====================================================================================================================================
    Total                                                                    $0.00                  $5.14
====================================================================================================================================

================================================================================
Historical Performance -- Class Z Shares
================================================================================

                                       Net Asset Value
                                ----------------------------
                                Beginning             End                   Income                Capital Gain              Total
Period Ended                    of Period          of Period               Dividends              Distributions           Returns(1)
====================================================================================================================================
2/28/98                           $42.60             $44.38                  $0.00                  $1.96                   9.27%+
------------------------------------------------------------------------------------------------------------------------------------
8/31/97                            29.20              42.60                   0.00                   0.81                  49.61
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                            33.88              29.20                   0.00                   2.37                  (7.07)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                            26.94              33.88                   0.00                   1.37                  32.38
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                            23.67              26.94                   0.00                   0.00                  13.81
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/93               20.52              23.67                   0.00                   0.00                  15.35+
====================================================================================================================================
    Total                                                                    $0.00                  $6.51
====================================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


================================================================================
Average Annual Total Return
================================================================================

                                                                          Without Sales Charge(1)
                                             ---------------------------------------------------------------------------------------
                                             Class A            Class B            Class C              Class Y             Class Z
====================================================================================================================================
Six Months Ended 2/28/98+                     9.08%               8.62%               8.68%               9.27%                9.27%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 2/28/98                           33.95               32.86               32.94               34.45                34.42
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 2/28/98                     21.05               20.11                 N/A                 N/A                21.49
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/98                      16.79                 N/A                 N/A                 N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 2/28/98                   15.12               18.71               20.21               20.31                20.04
====================================================================================================================================

                                                                           With Sales Charge(2)
                                             ---------------------------------------------------------------------------------------
                                             Class A            Class B            Class C              Class Y             Class Z
====================================================================================================================================
Six Months Ended 2/28/98+                     3.63%               3.62%               7.68%               9.27%                9.27%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 2/28/98                           27.26               27.86               31.94               34.45                34.42
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 2/28/98                     19.81               20.02                 N/A                 N/A                21.49
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 2/28/98                      16.19                 N/A                 N/A                 N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 2/28/98                   14.70               18.71               20.21               20.31                20.04
====================================================================================================================================


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       5

================================================================================
Cumulative Total Return
================================================================================

                                                                          Without Sales Charge(1)
==========================================================================================================
Class A (2/29/88 through 2/28/98)                                                   371.97%
----------------------------------------------------------------------------------------------------------
Class B (Inception* through 2/28/98)                                                148.80
----------------------------------------------------------------------------------------------------------
Class C (Inception* through 2/28/98)                                                141.93
----------------------------------------------------------------------------------------------------------
Class Y (Inception* through 2/28/98)                                                 46.95
----------------------------------------------------------------------------------------------------------
Class Z (Inception* through 2/28/98)                                                164.03
==========================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, C, Y and Z shares are October 24, 1983, November 6, 1992, May 13, 1993, October 12, 1995 and November 6, 1992, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.
++ Performance for Class Y shares is for the period from January 31, 1996 through August 31, 1996 since all Class Y shares redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.

--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

================================================================================
Smith Barney Aggressive Growth Fund Inc. at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares of the Smith Barney Aggressive Growth Fund Inc. vs. Value Line Composite Index and Russell 2500 Growth Index+
-------------------------------------------------------------------------------
                          February 1988--February 1998

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 Smith Barney        Value Line          Value Line          Russell
                  Agressive        Composite Index     Composite Index     2500 Growth
               Growth Fund Inc.     (Geometric)++       (Arithmetic)++       Index++
               ----------------     -------------       --------------       -------
Feb 1988            $ 9,499           $10,000             $10,000            $10,000
Aug 1988            $ 9,138           $ 7,992             $10,411            $11,192
Aug 1989            $13,248           $ 9,718             $13,207            $14,631
Aug 1990            $12,404           $ 7,304             $10,607            $12,652
Aug 1991            $16,369           $ 8,582             $13,564            $15,699
Aug 1992            $15,973           $ 8,598             $14,744            $14,883
Aug 1993            $19,894           $10,055             $18,292            $18,675
Aug 1994            $22,567           $10,292             $19,801            $19,568
Aug 1995            $29,778           $11,389             $23,093            $24,926
Aug 1996            $27,564           $12,062             $25,798            $28,066
Aug 1997            $41,100           $15,273             $34,306            $34,766
Feb 1998            $44,832           $16,539             $38,385            $36,692


+ Hypothetical illustration of $10,000 invested in Class A shares on February 29, 1988, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 1998. The Value Line Composite Index is composed of approximately 1,700 stocks. The Geometric Index is a geometric average of the daily price percentage change in each stock covering both large and small capitalized companies. The Arithmetic Index is an arithmetic average of the daily price percentage change in each stock covering both large and small capitalized companies. Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

++ It is the opinion of management that the Russell 2500 Growth Index more accurately reflects the current composition of the Smith Barney Aggressive Growth Fund Inc. than the Value Line Composite Index. In future reporting, the Russell 2500 Growth Index will be used as a basis of comparison of total return performance rather than the Value Line Composite Index.


Industry Diversification of Common Stock*
-----------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Biotechnology                                                              14.9%
Broadcasting/Cable                                                         12.4%
Computer Hardware                                                           5.7%
Diversified Technology                                                      3.8%
Energy                                                                      5.6%
Investment Banking Services                                                 6.9%
Managed Health Care Providers                                               6.1%
Multi-Industry                                                              9.6%
Pharmaceuticals                                                            13.0%
Semiconductors                                                             14.0%
Other                                                                       8.0%

*    As a percentage of total common stock.


Investment Breakdown**
----------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Common Stock                                                               97.4%
Convertible Preferred Stock                                                 0.4%
Foreign Preferred Stock                                                     0.5%
Repurchase Agreement                                                        1.7%

**   As a percentage of total investments.



--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      7

================================================================================
Schedule of Investments (unaudited)                            February 28, 1998
================================================================================

======================================================================================================
          SHARES                          SECURITY                                              VALUE
======================================================================================================
COMMON STOCK -- 97.4%
Biotechnology -- 14.5%
          90,000          Alkermes Inc. (a)(b)                                            $  2,086,875
         600,000          Amgen Inc. (a)                                                    31,875,000
       1,675,000          Chiron Corp. (a)                                                  32,139,063
         250,000          Cor Therapeutics Inc. (a)                                          3,156,250
         370,000          Genentech Inc. (a)                                                24,998,125
       1,150,000          Genzyme Corp. - General Division (a)                              33,996,875
          51,500          Genzyme Corp. - Tissue Repair (a)                                    373,375
         730,000          NABI Inc. (a)                                                      2,874,375
         150,000          Virus Research Institute Inc. (a)                                    675,000
------------------------------------------------------------------------------------------------------
                                                                                           132,174,938
------------------------------------------------------------------------------------------------------
Broadcasting/Cable -- 12.1%
          25,000          Cablevision Systems Development Corp., Class A Shares (a)(b)      12,218,750
       1,591,998          CBS Corp. (b)                                                     49,252,438
         100,000          Comcast Corp., Class A Shares                                      3,481,250
         600,000          Comcast Corp., Class A Special Shares                             21,000,000
         337,500          Liberty Media, Class A Shares (a)                                  9,260,156
         318,101          Tele-Communications Inc., Class A Shares (a)(b)                    9,244,810
         363,798          Telecom-TCI Ventures, Class A Shares (a)                           5,616,132
------------------------------------------------------------------------------------------------------
                                                                                           110,073,536
------------------------------------------------------------------------------------------------------
Communications -- 2.8%
         750,000          Arch Communications Group, Inc. (a)                                3,281,250
       1,000,000          California Microwave Inc. (a)                                     20,437,500
         625,000          Telular Corp. (a)(b)                                               1,933,594
------------------------------------------------------------------------------------------------------
                                                                                            25,652,344
------------------------------------------------------------------------------------------------------
Computer Hardware -- 5.5%
       2,000,000          Quantum Corp. (a)(b)                                              50,250,000
------------------------------------------------------------------------------------------------------
Computer Software -- 2.4%
          15,500          Cimatron Inc. (a)                                                     73,625
         170,200          Microsoft Corp. (a)(b)                                            14,424,450
         406,000          Netscape Communications Corp. (a)                                  7,866,250
------------------------------------------------------------------------------------------------------
                                                                                           22,364,325
------------------------------------------------------------------------------------------------------
Diversified Technology -- 3.7%
         585,000          C-Cor Electronics, Inc. (a)                                        8,555,625
         340,000          Drexler Technology Corp. (a)(b)                                    5,652,500
         589,000          Excel Technology Inc. (a)                                          6,405,375
         305,000          GenRad Inc. (a)                                                    8,673,438
         150,000          Indigo N.V. (a)                                                      712,500
          75,000          Kaynar Technologies, Inc. (a)                                      2,137,500
         100,000          Vivid Technologies, Inc. (a)(b)                                    1,625,000
------------------------------------------------------------------------------------------------------
                                                                                            33,761,938
------------------------------------------------------------------------------------------------------
Drug Delivery/Testing -- 0.8%
         499,500          Advanced Polymer Systems Inc. (a)                                  3,465,281
         170,000          Cygnus Therapeutic Systems Inc. (a)(b)                             3,028,125
         115,000          Cytotherapeutics Inc. (a)                                            402,500
------------------------------------------------------------------------------------------------------
                                                                                             6,895,906
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)(continued)                 February 28, 1998
================================================================================

======================================================================================================
          SHARES                          SECURITY                                              VALUE
======================================================================================================
Energy -- 5.4%
       1,000,000          EVI, Inc. (a)                                                     49,062,500
          50,000          IRI International Corp. (a)                                          590,625
------------------------------------------------------------------------------------------------------
                                                                                            49,653,125
------------------------------------------------------------------------------------------------------
Environmental -- 0.4%
                    171,800          Wellman Inc.                                            3,693,700
------------------------------------------------------------------------------------------------------
Health Care - Miscellaneous -- 0.2%
         100,000          Biosite Diagnostics, Inc. (a)                                      1,050,000
          75,000          EDAP TMS S.A. (a)                                                    450,000
          45,000          Symphonix Devices, Inc. (a)(b)                                       607,500
------------------------------------------------------------------------------------------------------
                                                                                             2,107,500
------------------------------------------------------------------------------------------------------
Investment Banking Services -- 6.8%
         750,000          Lehman Brothers Holdings Inc.                                     47,296,875
         200,000          Merrill Lynch & Co. Inc.                                          14,312,500
------------------------------------------------------------------------------------------------------
                                                                                            61,609,375
------------------------------------------------------------------------------------------------------
Machinery -- 0.6%
         500,000          Bridgeport Machines Inc. (a)                                       5,375,000
------------------------------------------------------------------------------------------------------
Managed Health Care Providers -- 6.0%
         134,760          Aetna, Inc. (b)                                                   11,774,655
         700,000          United Healthcare Corp. (b)                                       42,481,250
------------------------------------------------------------------------------------------------------
                                                                                            54,255,905
------------------------------------------------------------------------------------------------------
Multi-Industry -- 9.3%
       1,680,000          Tyco International Ltd. (b)                                       85,260,000
------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 12.7%
          85,000          Ascent Pediatrics, Inc. (a)                                          456,875
          75,000          Corixa Corp. (a)(b)                                                  628,125
          80,000          EP Medsystems Inc. (a)                                               107,500
         800,000          Forest Laboratories Inc., Class A Shares (a)                      50,050,000
       2,000,000          Gensia Sicor, Inc.                                                11,312,500
         500,000          IDEC Pharmaceuticals Corp. (a)                                    34,031,250
         120,800          Pfizer Inc.                                                       10,690,800
         200,000          Shaman Pharmaceuticals Inc. (a)(b)                                 1,000,000
         200,000          Vertex Pharmaceuticals Inc. (a)(b)                                 7,475,000
------------------------------------------------------------------------------------------------------
                                                                                           115,752,050
------------------------------------------------------------------------------------------------------
Recreation -- 0.5%
         110,000          Steiner Leisure Ltd. (a)                                           4,400,000
------------------------------------------------------------------------------------------------------
Semiconductors -- 13.7%
         120,000          Applied Materials Inc. (a)                                         4,417,500
         550,000          Cirrus Logic Inc. (a)                                              6,084,375
       1,020,000          Intel Corp.                                                       91,481,250
         500,000          Micron Technology Inc. (b)                                        16,593,750
         630,000          Standard Microsystems Corp. (a)                                    5,985,000
------------------------------------------------------------------------------------------------------
                                                                                           124,561,875
------------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCK
                          (Cost-- $435,385,885)                                            887,841,517
======================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith barney Agressive Growth Fund Inc.                                        9

================================================================================
Schedule of Investments (unaudited)(continued)                 February 28, 1998
================================================================================

======================================================================================================
          SHARES                          SECURITY                                              VALUE
======================================================================================================
CONVERTIBLE PREFERRED STOCK -- 0.4%
Managed Health Care Providers -- 0.4%
          44,940          Aetna, Inc.
                          (Cost-- $1,702,477)                                             $  3,746,872
======================================================================================================
FOREIGN PREFERRED STOCK -- 0.5%
Telecommunications -- 0.5%
          42,192          Nokia Corp. AB
                          (Cost-- $1,242,554)                                                4,250,844
======================================================================================================

           FACE
          AMOUNT                          SECURITY                                              VALUE
======================================================================================================
REPURCHASE AGREEMENT -- 1.7%
     $15,874,000          Chase Manhattan Bank, 5.589% due 3/2/98,
                          Proceeds at maturity -- $15,881,393; (Fully collateralized by U.S. Treasury Notes, 5.375% due 2/15/2001;
                          Market value-- $16,199,321) ( Cost-- $15,874,000)                 15,874,000
======================================================================================================
                          TOTAL INVESTMENTS -- 100%
                          (Cost-- $454,204,916*)                                          $911,713,233
======================================================================================================

(a)  Non-income producing security.
(b)  A portion of this security is on loan.
*    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

=================================================================================
Statement of Assets and Liabilities (unaudited)                 February 28, 1998
=================================================================================
ASSETS:
      Investments, at value (Cost-- $454,204,916)                 $   911,713,233
      Cash                                                                    360
      Collateral for securities loaned (Note 5)                      130,693,040
      Receivable for Fund shares sold                                     820,734
      Dividends and interest receivable                                   172,912
---------------------------------------------------------------------------------
      Total Assets                                                  1,043,400,279
---------------------------------------------------------------------------------
LIABILITIES:
      Payable for securities loaned (Note 5)                          130,693,040
      Payable for securities purchased                                    710,481
      Investment advisory fees payable                                    401,325
      Distribution fees payable                                           362,164
      Administration fees payable                                         133,613
      Payable for Fund shares purchased                                    19,209
      Accrued expenses                                                     78,884
---------------------------------------------------------------------------------
      Total Liabilities                                               132,398,716
---------------------------------------------------------------------------------
Total Net Assets                                                  $   911,001,563
=================================================================================
NET ASSETS:
      Par value of capital shares                                 $       212,727
      Capital paid in excess of par value                             457,992,481
      Accumulated net investment loss                                  (4,760,898)
      Accumulated net realized gain on security transactions               48,936
      Net unrealized appreciation of investments                      457,508,317
---------------------------------------------------------------------------------
Total Net Assets                                                  $   911,001,563
=================================================================================
Shares Outstanding:
      Class A                                                           9,044,037
      ---------------------------------------------------------------------------
      Class B                                                           5,800,405
      ---------------------------------------------------------------------------
      Class C                                                           2,041,671
      ---------------------------------------------------------------------------
      Class Y                                                           3,191,324
      ---------------------------------------------------------------------------
      Class Z                                                           1,195,269
      ---------------------------------------------------------------------------
Net Asset Value:
      Class A (and redemption price)                              $         43.43
      ---------------------------------------------------------------------------
      Class B *                                                   $         41.47
      ---------------------------------------------------------------------------
      Class C **                                                  $         41.55
      ---------------------------------------------------------------------------
      Class Y (and redemption price)                              $         43.80
      ---------------------------------------------------------------------------
      Class Z (and redemption price)                              $         44.38
      ---------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
      (net asset value plus 5.26% of net asset value per share)   $         45.72
=================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      11

================================================================================
Statement of Operations (unaudited)   For the Six Months Ended February 28, 1998
================================================================================
INVESTMENT INCOME:
      Dividends                                                   $     798,928
      Interest                                                          156,753
--------------------------------------------------------------------------------
      Total Investment Income                                           955,681
--------------------------------------------------------------------------------
EXPENSES:
      Investment advisory fees (Note 2)                               2,456,972
      Distribution fees (Note 2)                                      1,853,175
      Administration fees (Note 2)                                      818,991
      Shareholder and system servicing fees                             372,747
      Registration fees                                                  78,072
      Shareholder communications                                         61,362
      Audit and legal                                                    21,168
      Custody                                                            17,161
      Directors' fees                                                    16,767
      Other                                                               9,353
--------------------------------------------------------------------------------
      Total Expenses                                                  5,705,768
--------------------------------------------------------------------------------
Net Investment Loss                                                  (4,750,087)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
      Realized Gain From Security Transactions
      (excluding short-term securities):
          Proceeds from sales                                        28,264,396
          Cost of securities sold                                    28,214,877
--------------------------------------------------------------------------------
      Net Realized Gain                                                  49,519
--------------------------------------------------------------------------------
      Change in Net Unrealized Appreciation of Investments:
          Beginning of period                                       378,425,928
          End of period                                             457,508,317
--------------------------------------------------------------------------------
      Increase in Net Unrealized Appreciation                        79,082,389
--------------------------------------------------------------------------------
Net Gain on Investments                                              79,131,908
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $  74,381,821
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended February 28, 1998 (unaudited) and the Year Ended August
31, 1997

                                                                             1998            1997
======================================================================================================
OPERATIONS:
      Net investment loss                                              $  (4,750,087)   $  (7,389,592)
      Net realized gain                                                       49,519       39,280,111
      Increase in net unrealized appreciation                             79,082,389      235,657,971
------------------------------------------------------------------------------------------------------
      Increase in Net Assets From Operations                              74,381,821      267,548,490
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net realized gains                                                 (38,847,159)     (15,724,994)
------------------------------------------------------------------------------------------------------
      Decrease in Net Assets From Distributions to Shareholders          (38,847,159)     (15,724,994)
------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
      Net proceeds from sale of shares                                   536,143,420      679,494,690
      Net asset value of shares issued for reinvestment of dividends      30,686,350       13,250,651
      Cost of shares reacquired                                         (501,795,083)    (676,253,200)
------------------------------------------------------------------------------------------------------
      Increase in Net Assets From Fund Share Transactions                 65,034,687       16,492,141
------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                   100,569,349      268,315,637

NET ASSETS:
      Beginning of period                                                810,432,214      542,116,577
------------------------------------------------------------------------------------------------------
      End of period*                                                   $ 911,001,563    $ 810,432,214
======================================================================================================
* Includes accumulated net investment loss of:                         $  (4,760,898)   $     (10,811)
======================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      13

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.   Significant Accounting Policies

The Smith Barney Aggressive Growth Fund Inc. ("Fund"), a Maryland corporation is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the bid price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, an accumulated net investment loss of $6,945,780 and $20,005 of accumulated net realized gains were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Investment Advisory Agreement, Administration Agreement and Other
     Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.60% of the average daily net assets. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the six months ended February 28, 1998, SB received sales charges of approximately $372,000 on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no

--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

For the six months ended February 28, 1998, CDSCs paid to SB were approximately:

                                                      Class B           Class C
================================================================================
CDSCs                                                 $159,000           $5,000
================================================================================

Pursuant to a Distribution Plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended February 28, 1998, total Distribution Plan fees were as follows:

                                         Class A           Class B           Class C
====================================================================================
Distribution Plan Fees                  $429,871         $1,039,127         $384,177
====================================================================================

All officers and one Director of the Fund are employees of SB.


3.   Investments

During the six months ended February 28, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $26,590,782
--------------------------------------------------------------------------------
Sales                                                                 28,264,396
================================================================================

At February 28, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $491,913,374
Gross unrealized depreciation                                       (34,405,057)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $457,508,317
================================================================================


4.   Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.   Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At February 28, 1998, the Fund loaned common stocks having a value of approximately $126,137,626 and holds the following collateral for loaned securities:

Security Description                                                      Value
================================================================================
Banque Paribas Time Deposit,
  5.719% due 3/2/98                                                $ 43,532,172

Credit Suisse Time Deposit,
  5.719% due 3/2/98                                                  31,624,078

Morgan Stanley Repurchase Agreement,
  5.700% due 3/2/98                                                  40,413,241

Svenka Banken Time Deposit,
  5.469% due 3/2/98                                                  15,123,549
--------------------------------------------------------------------------------
Total                                                              $130,693,040
================================================================================

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      15

================================================================================
Notes to Financial Statements (unaudited)(continued)
================================================================================

6.   Capital Shares

At February 28, 1998, the Fund had 100 million shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

At February 28, 1998, total paid-in capital amounted to the following for each class:

                                           Class A             Class B             Class C             Class Y             Class Z
====================================================================================================================================
Total Paid-in Capital                   $124,243,640        $169,988,206        $ 44,493,059        $ 95,503,105        $ 23,977,198
====================================================================================================================================

Transactions in shares of each class were as follows:

                                                               Six Months Ended                                Year Ended
                                                               February 28, 1998                             August 31, 1997
                                                       --------------------------------           ----------------------------------
                                                         Shares               Amount                 Shares               Amount
====================================================================================================================================
Class A
Shares sold                                             9,497,296         $ 390,431,466            12,458,917         $ 430,880,504
Shares issued on reinvestment                             385,804            15,173,658               219,052             6,860,680
Shares redeemed                                        (8,826,203)         (364,724,045)          (13,470,744)         (465,482,694)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                 1,056,897         $  40,881,079              (792,775)        $ (27,741,510)
====================================================================================================================================
Class B
Shares sold                                             2,766,000         $ 109,763,449             4,486,678         $ 148,506,108
Shares issued on reinvestment                             260,912             9,820,734               126,231             3,822,271
Shares redeemed                                        (2,145,534)          (85,083,073)           (4,583,116)         (150,883,158)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                              881,378         $  34,501,110                29,793         $   1,445,221
====================================================================================================================================
Class C
Shares sold                                               372,772         $  14,931,730             1,248,662         $  40,857,598
Shares issued on reinvestment                              96,287             3,630,010                56,833             1,722,597
Shares redeemed                                          (349,309)          (14,101,515)           (1,669,256)          (54,155,480)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                   119,750         $   4,460,225              (363,761)        $ (11,575,285)
====================================================================================================================================
Class Y
Shares sold                                               393,958         $  15,472,951             1,725,792         $  55,549,740
Shares issued on reinvestment                                   8                   346                     3                    84
Shares redeemed                                          (961,956)          (37,378,256)                 (107)               (3,752)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                  (567,990)        $ (21,904,959)            1,725,688         $  55,546,072
====================================================================================================================================
Class Z
Shares sold                                               133,395         $   5,543,824               107,263         $   3,700,740
Shares issued on reinvestment                              51,347             2,061,602                26,548               845,019
Shares redeemed                                           (11,829)             (508,194)             (167,718)           (5,728,116)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                   172,913         $   7,097,232               (33,907)        $  (1,182,357)
====================================================================================================================================

--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                                            1998(1)        1997        1996         1995         1994          1993(2)
====================================================================================================================================
Net Asset Value, Beginning of Period                  $  41.80       $  28.76     $  33.53     $  26.76     $  23.59      $  18.94
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment loss                                  (0.19)         (0.33)       (0.31)       (0.34)       (0.32)        (0.21)
    Net realized and unrealized gain (loss)               3.78          14.18        (2.09)        8.48         3.49          4.86
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       3.59          13.85        (2.40)        8.14         3.17          4.65
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net realized gains                                   (1.96)         (0.81)       (2.37)       (1.37)        --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (1.96)         (0.81)       (2.37)       (1.37)        --            --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $  43.43       $  41.80     $  28.76     $  33.53     $  26.76      $  23.59
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                              9.08%++       49.11%       (7.44)%      31.95%       13.44%        24.55%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                      $392,796       $333,877     $252,531     $292,402     $180,917      $150,471
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                              1.20%+         1.21%        1.30%        1.37%        1.42%*        1.34%
    Net investment loss                                  (0.96)+        (0.93)       (0.97)       (1.05)       (1.23)        (1.01)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      3%             6%          13%          44%          11%           13%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
    paid on equity transactions(3)                    $   0.05       $   0.06     $   0.06         --           --            --
====================================================================================================================================

(1)  For the six months ended February 28, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.43%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      17

================================================================================
Financial Highlights (continued)
================================================================================


For a share of each class of capital stock outstanding throughout each period:

Class B Shares                                             1998(1)       1997         1996        1995        1994        1993(2)(3)
====================================================================================================================================
Net Asset Value, Beginning of Period                   $  40.17       $  27.88     $  32.82     $ 26.42    $ 23.46     $ 20.52
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment loss                                   (0.29)         (0.56)       (0.53)      (0.33)     (0.29)      (0.30)
    Net realized and unrealized gain (loss)                3.55          13.66        (2.04)       8.10       3.25        3.24
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                        3.26          13.10        (2.57)       7.77       2.96        2.94
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net realized gains                                    (1.96)         (0.81)       (2.37)      (1.37)      --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (1.96)         (0.81)       (2.37)      (1.37)      --          --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $  41.47       $  40.17     $  27.88     $ 32.82    $ 26.42     $ 23.46
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                               8.62%++       47.94%       (8.16)%     30.93%     12.62%      14.33%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                       $240,561       $197,559     $136,322     $97,438    $49,741     $18,139
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                               2.00%+         2.01%        2.07%       2.12%      2.22%*      2.18%+
    Net investment loss                                   (1.77)+        (1.73)       (1.75)      (1.80)     (2.04)      (1.86)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                       3%             6%          13%         44%        11%         13%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
    paid on equity transactions(4)                     $   0.05       $   0.06     $   0.06        --         --          --
====================================================================================================================================

(1)  For the six months ended February 28, 1998 (unaudited).
(2)  For the period from November 6, 1992 (inception date) to August 31, 1993.
(3) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.23%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class C Shares                                     1998(1)         1997          1996          1995(2)       1994        1993(3)(4)
====================================================================================================================================
Net Asset Value, Beginning of Period           $   40.22       $   27.91     $   32.84     $   26.42     $   23.47   $   21.14
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment loss                            (0.31)          (0.59)        (0.53)        (0.40)        (0.17)      (0.13)
    Net realized and unrealized gain (loss)         3.60           13.71         (2.03)         8.19          3.12        2.46
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 3.29           13.12         (2.56)         7.79          2.95        2.33
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net realized gains                             (1.96)          (0.81)        (2.37)        (1.37)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (1.96)          (0.81)        (2.37)        (1.37)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $   41.55       $   40.22     $   27.91     $   32.84     $   26.42   $   23.47
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        8.68%++        47.97%        (8.12)%       31.01%        12.57%      11.02%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $  84,823       $  77,297     $  63,786     $  72,324     $     367   $      24
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                        1.95%+          1.97%         2.06%         2.12%         2.08%*      2.11%+
    Net investment loss                            (1.72)+         (1.68)        (1.75)        (1.80)        (1.90)      (1.76)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                3%              6%           13%           44%           11%         13%
Average commissions per share
    paid on equity transactions(5)             $    0.05       $    0.06     $    0.06          --            --          --
====================================================================================================================================

(1)  For the six months ended February 28, 1998 (unaudited).
(2)  On November 7, 1994, the former Class D shares were renamed Class C shares.
(3)  For the period from May 13, 1993 (inception date) to August 31, 1993.
(4) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.09%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      19

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class Y Shares                                     1998(1)            1997            1996(2)
================================================================================================
Net Asset Value, Beginning of Period          $     42.07       $     28.84     $     31.86
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment loss                             (0.11)            (0.16)          (0.12)
    Net realized and unrealized gain (loss)          3.80             14.20           (0.53)
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  3.69             14.04           (0.65)
------------------------------------------------------------------------------------------------
Less Distributions From:
    Net realized gains                              (1.96)            (0.81)          (2.37)
------------------------------------------------------------------------------------------------
Total Distributions                                 (1.96)            (0.81)          (2.37)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $     43.80       $     42.07     $     28.84
------------------------------------------------------------------------------------------------
Total Return                                         9.27%++          49.64%         (10.13)%*++
------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $   139,772       $   158,146     $    58,641
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                         0.86%+            0.84%           0.84%+
    Net investment loss                             (0.63)+           (0.56)          (0.49)+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 3%                6%             13%
------------------------------------------------------------------------------------------------
Average commissions per share
    paid on equity transactions(3)            $      0.05       $      0.06     $      0.06
================================================================================================

(1)  For the six months ended February 28, 1998 (unaudited).
(2)  For the period from October 12, 1995 (inception date) to August 31, 1996.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* Performance for Class Y shares is for the period from January 31, 1996 to August 31, 1996 since all Class Y shares were redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
20                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class Z Shares                                   1998(1)         1997          1996          1995(2)       1994           1993(3)(4)
====================================================================================================================================
Net Asset Value, Beginning of Period         $   42.60       $   29.20     $   33.88     $   26.94     $   23.67      $   20.52
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment loss                          (0.14)          (0.20)        (0.20)        (0.34)        (0.31)         (0.12)
    Net realized and unrealized gain (loss)       3.88           14.41         (2.11)         8.65          3.58           3.27
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               3.74           14.21         (2.31)         8.31          3.27           3.15
Less Distributions From:
    Net realized gains                           (1.96)          (0.81)        (2.37)        (1.37)         --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (1.96)          (0.81)        (2.37)        (1.37)         --             --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   44.38       $   42.60     $   29.20     $   33.88     $   26.94      $   23.67
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      9.27%++        49.61%        (7.07)%       32.38%        13.81%         15.35%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $  53,050       $  43,553     $  30,837     $  27,209     $  24,467      $  53,599
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      0.84%+          0.85%         0.93%         1.12%         1.01%*         0.99%+
    Net investment loss                          (0.61)+         (0.57)        (0.61)        (0.80)        (0.83)         (0.67)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              3%              6%           13%           44%           11%            13%
Average commissions per share
    paid on equity transactions(5)           $    0.05       $    0.06     $    0.06          --            --             --
====================================================================================================================================

(1)  For the six months ended February 28, 1998 (unaudited).
(2)  On November 7, 1994, the former Class C shares were renamed Class Z shares.
(3)  For the period from November 6, 1992 (inception date) to August 31, 1993.
(4) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.02%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      21

Smith Barney
Aggressive Growth
Fund Inc.

Directors                               Investment Adviser and Administrator

Paul R. Ades                            Mutual Management Corp.
Herbert Barg
Dwight B. Crane
Frank Hubbard                           Distributor
Heath B. McLendon, Chairman
Jerome Miller                           Smith Barney Inc.
Ken Miller

Allan R. Johnson, Emeritus              Custodian
John F. White, Emeritus
                                        PNC Bank, N.A.

Officers
                                        Shareholder Servicing Agent
Heath B. McLendon
President and Chief Executive Officer   First Data Investor Services Group, Inc.
                                        P.O. Box 9134
Lewis E. Daidone                        Boston, MA 02205-9134
Senior Vice President and Treasurer

Richard A. Freeman                      This report is submitted for the general
Vice President and Investment Officer   information of shareholders of Smith
                                        Barney Aggressive Growth Fund Inc. It is
Thomas M. Reynolds                      not for distribution to prospective
Controller                              investors unless accompanied by an
                                        effective Prospectus for the Fund, which
Christina T. Sydor                      contains information concerning the
Secretary                               Fund's investment policies and expenses
                                        as well as other pertinent information.


                                        SMITH BARNEY
                                        ------------

                                                A Member of TravelersGroup[LOGO]

                                        Smith Barney Aggressive
                                        Growth Fund Inc.
                                        Smith Barney Mutual Funds
                                        388 Greenwich Street
                                        New York, New York 10013


                                        www.smithbarney.com


                                        FD2208  4/98